Summary of equity attributable to Novartis AG shareholders (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Equity at beginning of period	$ 52,142	$ 61,704	$ 59,423	$ 67,822
Exercise of options and employee transactions, equity impact		(2)	153	91
Equity-based compensation, equity impact	242	204	433	437
Shares delivered to divested business employees, equity impact				5
Taxes on treasury shares		1	8	11
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan		2,639		2,809
Dividends			(7,255)	(7,506)
Net income	2,317	1,695	4,611	3,914
Other comprehensive income	219	(589)	388	853
Other movements	22	117	58	140
Equity at end of period	51,931	63,006	$ 51,931	$ 63,006
Equity attributable to owners of parent [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding at beginning of period			2,119.6	2,234.9
Equity at beginning of period	52,059	61,540	$ 59,342	$ 67,655
Shares acquired to be cancelled			(61.3)	(61.7)
Shares acquired for cancellation, equity impact			$ (5,767)	$ (5,381)
Other share purchases			(1.3)	(1.2)
Other share purchases, equity impact			$ (121)	$ (109)
Exercise of options and employee transactions shares			2.8	1.9
Exercise of options and employee transactions, equity impact		(2)	$ 153	$ 91
Equity based compensation shares			8.5	8.9
Equity-based compensation, equity impact	242	204	$ 433	$ 437
Shares delivered to divested business employees				0.0
Shares delivered to divested business employees, equity impact				$ 5
Taxes on treasury shares		1	8	11
(Increase)/decrease of treasury share repurchase obligation under a share buyback trading plan		2,639		2,809
Dividends			(7,255)	(7,506)
Net income	2,316	1,694	4,609	3,916
Other comprehensive income	219	(585)	387	857
Other movements	$ 22	$ 117	$ 58	$ 140
Number of shares outstanding at end of period	2,068.3	2,182.8	2,068.3	2,182.8
Equity at end of period	$ 51,847	$ 62,925	$ 51,847	$ 62,925